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The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED AUGUST 20, 2002, TO THE MAY 1, 2002
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:

VARIABLE IMMEDIATE ANNUITY
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This supplement modifies certain information in the above-referenced prospectus and SAI, as supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

1. The following is added as a new section under "More Information" in the prospectus:

     Combination of certain variable investment options:

     On or about November 8, 2002, subject to any necessary approvals, interests in the EQ/Balanced and EQ/Alliance International options, (the "surviving options") will replace interests in the EQ/Alliance Growth Investors and EQ/Alliance Global options, respectively (the "replaced options"). We will move the assets from each replaced option into the applicable surviving option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For purposes of determining your monthly variable payments, we will treat the combinations as we treat transfers between variable investment options.

2.   Portfolio name change:

     Effective on or about November 8, 2002, the name of the "EQ/Alliance Money Market" portfolio and corresponding option is changed to "EQ/Money Market." At that time, all references in the prospectus are changed accordingly.



            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           1290 AVENUE OF THE AMERICAS
                                  NEW YORK, NY

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